GOODWILL (Details) $ in Thousands	12 Months Ended
	Mar. 31, 2022 CAD ($)	Mar. 31, 2021 CAD ($)
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance	$ 23,370
Balance	22,892	$ 23,370
Impairment loss	$ 0
Goodwill | Discount rate
Reconciliation of changes in intangible assets and goodwill [abstract]
Significant unobservable input, assets	0.156
Goodwill | Terminal growth rate
Reconciliation of changes in intangible assets and goodwill [abstract]
Significant unobservable input, assets	0.02
Goodwill
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance	$ 23,370	0
Additions (refer to note 4)		23,370
Effect of foreign exchange	(478)
Balance	$ 22,892	$ 23,370